Share based payment - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 23, 2021 shares ₨ / shares	Aug. 23, 2021 shares	Mar. 31, 2022 shares	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2020 shares ₨ / shares	Mar. 31, 2022	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 $ / shares	Mar. 31, 2019 shares
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | ₨ / shares						₨ 303	₨ 280
Weighted average exercise price of options granted during the year | ₨ / shares						₨ 404	₨ 400
Number of options exercised during the year		1,000,000				0	0
Weighted average exercise price of options forfeited during the year | ₨ / shares						₨ 395	₨ 189
Weighted average exercise price of options repurchased during the year | ₨ / shares						157
Number of options repurchased during the year							0
Weighted average exercise price of exercisable options during the year | ₨ / shares						₨ 250	₨ 206
Weighted average remaining contractual life of options outstanding						5 years 9 months	6 years 3 months 18 days
Number of share vested options repurchased in share-based payment arrangement				264,480
Fair value of the vested stock options repurchased paid on repurchase date | ₨				₨ 89
Replacement of group stock option plans, exchange ratio	0.8289			0.8289
Number of share options forfeited in share based payment arrangement		0				0	2,000,000
Number of Share options outstanding	0	0				16,000,000	18,000,000				19,000,000
Number of share options exercisable						8,000,000	9,000,000
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares										$ 4.22
Weighted average exercise price of options granted during the year | $ / shares					$ 3.69
Number of options exercised during the year			0	2.25
Weighted average exercise price of share replacement of group stock option plans | $ / shares					$ 4.22
Weighted average remaining contractual life of options outstanding				4 years 3 months 14 days
Number of share options vested in share based payment arrangement	5,747,481			6,933,865
Number of unvested option, shares	5,923,543			7,146,270
Number of Share options outstanding			12,000,000	12,000,000	12,000,000
Number of share options exercisable			6,000,000	6,000,000	6,000,000
Cash Settled Share Based Payments [Member]
Share Based Payment Arrangements [Line Items]
Carrying amount of the liability realting to the cash settled share based payments | ₨						₨ 102			₨ 0
Cash paid per option outstanding | ₨ / shares	₨ 201.75
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding | $ / shares										10
Weighted average exercise price of options granted during the year | $ / shares					$ 10
Number of options exercised during the year				0
Weighted average exercise price of exercisable options during the year | $ / shares										$ 10
Weighted average remaining contractual life of options outstanding				9 years 4 months 24 days
Number of Share options outstanding	23,000,000.0	23,000,000.0	30,000,000	30,000,000	30,000,000			7,200,000
Number of share options exercisable			4,000,000	4,000,000	4,000,000
One Time Partial Liquidity Scheme For Outstanding ESOPS [Member]
Share Based Payment Arrangements [Line Items]
Number of share options vested out of options granted are eligible for surrender of Shares per option under share based payment arrangement | ₨ / shares						₨ 420
Number of share options opted by employees for surrender						2,592,557
Surrendered options are subject to value adjustment per share | ₨ / shares						₨ 420
Amount paid on account of upside accrued to employees | ₨				₨ 524
Top of Range | One Time Partial Liquidity Scheme For Outstanding ESOPS [Member]
Share Based Payment Arrangements [Line Items]
Maximum percentage of options vested out of options granted under share based payment arrangement						40.00%